Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 12
Prospectus Date	rr_ProspectusDate	Feb. 15, 2023
Document Creation Date	dei_DocumentCreationDate	Feb. 14, 2023